Fair Value Measurement- Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2024	Oct. 31, 2023	Jan. 31, 2023
Held for Trading for Trading Purpose [member]
Disclosure of detailed information about financial instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	$ 394	$ 2,529	$ 838
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	0	1,561	336
Obligations related to securities sold short [member]
Disclosure of detailed information about financial instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	1,002	2,354	648
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	551	2,194
Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Net gain (loss) net of hedges was realized for FVTPL assets and FVTPL liabilities	$ (7)	$ 8	$ (8)